Share-based compensation - Additional information (Detail)				1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 20, 2019 shares	Oct. 18, 2018 shares	Apr. 01, 2018 ¥ / shares shares	Feb. 29, 2020 USD ($) shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥)	Sep. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ¥ / shares	Oct. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses							¥ 132,139,459	$ 20,735,565	¥ 142,154,361	¥ 290,781,764
Incremental compensation cost | ¥										28,224,142
Stock repurchased during period, shares	1,177,499						578,304	578,304
Stock repurchase value | ¥							¥ 107,151,908		¥ 526,530,728	168,567,125
Fair value per share | ¥ / shares					¥ 43.92
Recognized compensation expense | ¥						¥ 7,451,210
Nonolive [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer restriction and repurchase consideration per share | $ / shares												$ 1
Number of shares issued subject to transfer restriction					2,163,325
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share of the restricted equity | ¥ / shares							¥ 274.55		¥ 274.55
Forfeited of unvested restricted shares				557,455			3,037	3,037
Restricted Stock Units (RSUs) [Member] | 2018 Restricted Share Unit Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥							¥ 132,139,458		¥ 134,124,800	¥ 235,506,658
Fair value per share of the restricted equity | ¥ / shares			¥ 274.51
Total unrecognized share-based compensation expense | ¥							72,612,268		207,249,251
Ordinary shares issued to trust as a reserve pool for future issuance of equity share			2,106,321
Restricted share units, effective period			10 years
Restricted share units, grants in period			2,098,069
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share | ¥ / shares										¥ 43.92
Restricted Stock [Member] | Nonolive [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares					1,696,895
Restricted Stock [Member] | Nonolive [member] | Founder One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares					1,039,780
Repurchase of shares | ¥					¥ 100,000,000
Restricted Stock [Member] | 2018 Restricted Share Unit Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, vesting condition			The restricted share units will begin vesting by equal instalment for 36 months upon a qualified IPO.
Gogo Glocal Holding Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares				1,429,906
Stock repurchase value | $				$ 1
Gogo Glocal Holding Limited [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of the restricted equity | ¥											¥ 90,425,865
Share-based compensation expenses | ¥									¥ 8,029,561	¥ 55,275,106
Ordinary shares issued in connection of the acquisition		4,900,000
Percentage of equity issued in connection of the acquisition															46.00%
Transfer restriction and repurchase consideration per share | $ / shares													$ 1
Requisite employment service period											15 months
Fair value per share of the restricted equity | ¥ / shares														¥ 18.45
Nonolive [member] | Restricted Stock [Member] | Founder One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares					444,444